Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Gains (Losses) Related to Hedging
The following table presents the pre-tax gains (losses) related to our fair value and cash flow hedging activities recognized in the consolidated income statement.

Income statement impact of fair value and cash flow hedges		Year ended Dec. 31,
(in millions)	Location of gains (losses)	2019	2018	2017
Interest rate fair value hedges of available-for-sale securities
Derivative	Interest revenue	$(795)	$284	$82
Hedged item	Interest revenue	788	(273)	(97)
Interest rate fair value hedges of long-term debt
Derivative	Interest expense	486	(328)	(197)
Hedged item	Interest expense	(483)	330	190
Foreign exchange fair value hedges of available-for-sale securities
Derivative (a)	Other revenue	9	(2)	—
Hedged item	Other revenue	(8)	2	—
Cash flow hedge of interest rate risk
Gain reclassified from OCI into income	Interest expense	7	—	—
Cash flow hedges of forecasted FX exposures
Gain reclassified from OCI into income	Trading revenue	—	—	2
Gain reclassified from OCI into income	Other revenue	—	2	8
Gain (loss) reclassified from OCI into income	Staff expense	3	(4)	10
Gain (loss) recognized in the consolidated income statement due to fair value and cash flow hedging relationships		$7	$11	$(2)

(a)
Includes a gain of $2 million in 2019 and a (loss) of $(1) million in 2018 associated with the amortization of the excluded component. At Dec. 31, 2019 and Dec. 31, 2018, the remaining accumulated OCI balance associated with the excluded component was de minimis.

Impacts of Hedging Derivatives in Net Investment Hedging Relationships
The following table presents the impact of hedging derivatives used in net investment hedging relationships.

Impact of derivative instruments used in net investment hedging relationships
(in millions)
	Gain or (loss) recognized in accumulated OCI on derivatives Year ended Dec. 31,				Gain or (loss) reclassified from accumulated OCI into income Year ended Dec. 31,
Derivatives in net investment hedging relationships				Location of gain or (loss) reclassified from accumulated OCI into income
	2019	2018	2017		2019	2018	2017
FX contracts	$(19)	$535	$(625)	Net interest revenue	$—	$—	$—

Summary of Hedged Items in Fair Value Hedging Relationships
The following table presents information on the hedged items in fair value hedging relationships.

Hedged items in fair value hedging relationships	Carrying amount of hedged asset or liability		Hedge accounting basis adjustment increase (decrease) (a)

	Dec. 31,		Dec. 31,
(in millions)	2019	2018	2019	2018
Available-for-sale securities (b)(c)	$13,792	$19,201	$687	$(125)
Long-term debt	$13,945	$16,147	$116	$(453)

(a)
Includes $53 million and $- million of basis adjustment increases on discontinued hedges associated with available-for-sale securities at Dec. 31, 2019 and Dec. 31, 2018, respectively, and $200 million and $284 million of basis adjustment decreases on discontinued hedges associated with long-term debt at Dec. 31, 2019 and Dec. 31, 2018, respectively.

(b)
Excludes hedged items where only foreign currency risk is the designated hedged risk, as the basis adjustments related to foreign currency hedges will not reverse through the consolidated income statement in future periods. The carrying amount excluded for available-for-sale securities was $142 million at Dec. 31, 2019 and $148 million at Dec. 31, 2018.

(c)
Carrying amount represents the amortized cost.

Impact of Derivative Instruments on the Balance Sheet
The following table summarizes the notional amount and carrying values of our total derivative portfolio at Dec. 31, 2019 and Dec. 31, 2018.

Impact of derivative instruments on the balance sheet	Notional value		Asset derivatives fair value		Liability derivatives fair value
	Dec. 31,		Dec. 31,		Dec. 31,
(in millions)	2019	2018	2019	2018	2019	2018
Derivatives designated as hedging instruments: (a)(b)
Interest rate contracts	$28,365	$35,890	$—	$23	$350	$74
Foreign exchange contracts	8,390	6,330	21	266	257	14
Total derivatives designated as hedging instruments			$21	$289	$607	$88
Derivatives not designated as hedging instruments: (b)(c)
Interest rate contracts	$306,790	$248,534	$3,690	$3,590	$3,250	$3,116
Foreign exchange contracts	848,961	831,730	5,331	4,807	5,340	5,215
Equity contracts	3,189	927	19	68	5	118
Credit contracts	165	150	—	—	4	1
Total derivatives not designated as hedging instruments			$9,040	$8,465	$8,599	$8,450
Total derivatives fair value (d)			$9,061	$8,754	$9,206	$8,538
Effect of master netting agreements (e)			(5,819)	(5,939)	(5,415)	(6,170)
Fair value after effect of master netting agreements			$3,242	$2,815	$3,791	$2,368

(a)	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the consolidated balance sheet.

(b)
For derivative transactions settled at clearing organizations, cash collateral exchanged is deemed a settlement of the derivative each day. The settlement reduces the gross fair value of derivative assets and liabilities and a corresponding decrease in the effect of master netting agreements, with no impact to the consolidated balance sheet.

(c)
The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the consolidated balance sheet.

(d)	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815, Derivatives and Hedging.
(e)
Effect of master netting agreements includes cash collateral received and paid of $1,022 million and $618 million, respectively, at Dec. 31, 2019, and $809 million and $1,040 million, respectively, at Dec. 31, 2018.

Revenue from Foreign Exchange and Other Trading
The following table presents our foreign exchange and other trading revenue.

Foreign exchange and other trading revenue	Year ended Dec. 31,
(in millions)	2019	2018	2017
Foreign exchange	$577	$663	$638
Other trading revenue	77	69	30
Total foreign exchange and other trading revenue	$654	$732	$668

Fair Value of Derivative Contracts Falling under Early Termination Provisions that were in Net Liability Position
The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions for three key ratings triggers.

Potential close-out exposures (fair value) (a)
	Dec. 31,
(in millions)	2019	2018
If The Bank of New York Mellon’s rating changed to: (b)
A3/A-	$56	$15
Baa2/BBB	$608	$116
Ba1/BB+	$2,084	$1,041

(a)	The amounts represent potential total close-out values if The Bank of New York Mellon’s long-term issuer rating were to immediately drop to the indicated levels, and do not reflect collateral posted.

(b)	Represents rating by Moody’s/S&P.

The following table shows the aggregate fair value of OTC derivative contracts in net liability positions that contained credit-risk contingent features and the value of collateral that has been posted.

	Dec. 31,
(in millions)	2019	2018
Aggregate fair value of OTC derivatives in net liability positions (a)	$3,442	$2,877
Collateral posted	$3,671	$2,801
(a)
Before consideration of cash collateral.

Offsetting Assets
The following tables present derivative and financial instruments and their related offsets. There were no derivative instruments or financial instruments subject to a legally enforceable netting agreement for which we are not currently netting.

Offsetting of derivative assets and financial assets at Dec. 31, 2019
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized in the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$2,394	$1,792		$602	$207	$—	$395
Foreign exchange contracts	4,861	4,021		840	44	—	796
Equity and other contracts	9	6		3	—	—	3
Total derivatives subject to netting arrangements	7,264	5,819		1,445	251	—	1,194
Total derivatives not subject to netting arrangements	1,797	—		1,797	—	—	1,797
Total derivatives	9,061	5,819		3,242	251	—	2,991
Reverse repurchase agreements	112,355	93,794	(b)	18,561	18,554	—	7
Securities borrowing	11,621	—		11,621	11,278	—	343
Total	$133,037	$99,613		$33,424	$30,083	$—	$3,341

(a)	Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of reverse repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative assets and financial assets at Dec. 31, 2018
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized in the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$2,654	$2,202		$452	$133	$—	$319
Foreign exchange contracts	4,409	3,724		685	70	—	615
Equity and other contracts	38	13		25	—	—	25
Total derivatives subject to netting arrangements	7,101	5,939		1,162	203	—	959
Total derivatives not subject to netting arrangements	1,653	—		1,653	—	—	1,653
Total derivatives	8,754	5,939		2,815	203	—	2,612
Reverse repurchase agreements	112,245	76,040	(b)	36,205	36,205	—	—
Securities borrowing	10,588	—		10,588	10,286	—	302
Total	$131,587	$81,979		$49,608	$46,694	$—	$2,914

(a)	Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)
Offsetting of reverse repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting Liabilities

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2019				Net liabilities recognized in the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet			Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$3,550	$1,986		$1,564	$1,539	$—	$25
Foreign exchange contracts	4,873	3,428		1,445	74	—	1,371
Equity and other contracts	5	1		4	2	—	2
Total derivatives subject to netting arrangements	8,428	5,415		3,013	1,615	—	1,398
Total derivatives not subject to netting arrangements	778	—		778	—	—	778
Total derivatives	9,206	5,415		3,791	1,615	—	2,176
Repurchase agreements	104,451	93,794	(b)	10,657	10,657	—	—
Securities lending	718	—		718	694	—	24
Total	$114,375	$99,209		$15,166	$12,966	$—	$2,200

(a)	Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)	Offsetting of repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2018				Net liabilities recognized in the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet			Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$3,144	$2,508		$636	$547	$—	$89
Foreign exchange contracts	4,747	3,626		1,121	187	—	934
Equity and other contracts	75	36		39	37	—	2
Total derivatives subject to netting arrangements	7,966	6,170		1,796	771	—	1,025
Total derivatives not subject to netting arrangements	572	—		572	—	—	572
Total derivatives	8,538	6,170		2,368	771	—	1,597
Repurchase agreements	84,665	76,040	(b)	8,625	8,625	—	—
Securities lending	997	—		997	937	—	60
Total	$94,200	$82,210		$11,990	$10,333	$—	$1,657

(a)	Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)
Offsetting of repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Transfer of Certain Financial Assets Accounted for as Secured Borrowings
The following table presents the contract value of repurchase agreements and securities lending transactions accounted for as secured borrowings by the type of collateral provided to counterparties.

Repurchase agreements and securities lending transactions accounted for as secured borrowings
	Dec. 31, 2019				Dec. 31, 2018
	Remaining contractual maturity			Total	Remaining contractual maturity			Total
(in millions)	Overnight and continuous	Up to 30 days	30 days or more		Overnight and continuous	Up to 30 days	30 days or more
Repurchase agreements:
U.S. Treasury	$94,788	$10	$—	$94,798	$76,822	$—	$—	$76,822
U.S. government agencies	594	16	—	610	759	—	—	759
Agency RMBS	4,234	774	—	5,008	3,184	—	4	3,188
Corporate bonds	266	236	1,617	2,119	416	—	1,413	1,829
Other debt securities	40	188	1,079	1,307	271	—	1,106	1,377
Equity securities	31	99	479	609	163	—	527	690
Total	$99,953	$1,323	$3,175	$104,451	$81,615	$—	$3,050	$84,665
Securities lending:
U.S. government agencies	$19	$—	$—	$19	$7	$—	$—	$7
Other debt securities	201	—	—	201	294	—	—	294
Equity securities	498	—	—	498	696	—	—	696
Total	$718	$—	$—	$718	$997	$—	$—	$997
Total borrowings	$100,671	$1,323	$3,175	$105,169	$82,612	$—	$3,050	$85,662